Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ (36,697)	$ (36,224)	[1]	$ (26,160)	[1],[2]
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	57	(69)		195
Exchange differences on translation of foreign operations	49	(53)		212
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	106	(122)		407
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(108)	(47)		(46)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(108)	(47)		(46)
Total other comprehensive income (loss)	(2)	(169)		361
Total comprehensive income (loss)	(36,699)	(36,393)		(25,799)
Attributable to:
Shareholders of the parent	(36,699)	(36,393)		(25,799)
Non-controlling interests	$ 0	$ 0		$ 0

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.